Statement of Cash Flows (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income (loss)	€ (7,475)	€ (938)	€ (12,717)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	931	1,413	1,233
Change in fair value	3,915	(2,435)	6,053
Other Non-cash compensation	243	370	489
Change in allowances for doubtful accounts & slow-moving inventories	153	457	186
Change in long-term provisions	(51)	431	(21)
Net capital loss on disposals of assets	290	355	78
Deferred tax expense (benefit)	(52)	293	180
Operating cash flow	(2,046)	(54)	(4,519)
Increase/Decrease in operating assets and liabilities:
Decrease (Increase) in trade accounts and notes and other receivables	2,507	(172)	146
Decrease (Increase) in inventories	(497)	(436)	(355)
Decrease (Increase) in other assets	75	259	940
(Decrease) Increase in trade accounts and notes payable	(91)	508	192
(Decrease) Increase in accrued expenses, other current liabilities	(110)	(842)	(223)
Net increase (decrease) in operating assets and liabilities	1,884	(683)	700
Net cash used in operating activities	(162)	(737)	(3,818)
Cash flows from investing activities:
Additions to capitalized assets produced by the Company	(334)	(756)	(244)
Net proceeds from sale of leased back assets	299	304	283
Acquisitions of property and equipment	(272)	(103)	(352)
Acquisitions of intangible assets	(44)	(11)	(13)
Acquisitions of short term investments, net	0	0	(406)
Net proceeds from sale of short term investments, net	536	0	0
Net proceeds from sale of assets	0	0	39
Increase (decrease) in deposits and guarantees, net	50	(47)	8
Net cash generated by (used in) investing activities	234	(612)	(685)
Cash flow from financing activities:
Proceeds from capital increase	1,898	758	8,966
Proceeds from long term borrowings, net of financing costs	1,821	210	598
Repayment of long term borrowings	(2,176)	(299)	(7,424)
Repayment of obligations under capital leases	(595)	(701)	(843)
Increase (decrease) in bank overdrafts and short-term borrowings	395	(295)	(644)
Net cash generated by (used in) financing activities	1,342	(328)	652
Net effect of exchange rate changes on cash and cash equivalents	727	(789)	(369)
Net increase (decrease) in cash and cash equivalents	2,141	(2,469)	(4,221)
Cash and cash equivalents at beginning of year	4,900	7,369	11,590
Cash and cash equivalents at end of year	€ 7,041	€ 4,900	€ 7,369